Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 16 Income Taxes
The components of income tax expense for the years ended December 31, 2020 and 2019, were as follows (dollars in thousands):

	2020	2019
Current:
Federal	$19	$246
State	104	262

Total current	123	508
Deferred:
Federal	22	37
State	—	—

Total deferred	22	37

Provision for income taxes	$145	$545

A reconciliation between the Company’s federal statutory tax rate and its effective tax rate for the years ended December 31, 2020 and 2019, is as follows:

	2020	2019
Federal statutory tax rate	21.0%	21.0%
State taxes, net of federal benefit	6.5%	- 1.5%
Permanent items—derivative liability	0.0%	- 4.8%
Permanent items—stock-based compensation	- 4.5%	6.3%
Permanent items—meals and entertainment	- 0.1%	1.8%
Permanent items—penalties	- 0.5%	0.0%
Permanent items—other	- 0.1%	0.0%
Return to provision	- 0.3%	0.0%
Research and development tax credit—federal	3.3%	- 20.3%
Uncertain tax provision	- 1.7%	0.0%
Change in valuation allowance	- 25.7%	38.4%

Effective tax rate	-2.1%	40.9%

The major components of the Company’s deferred tax assets and liabilities as of December 31, 2020 and 2019, consists of the following (dollars in thousands):

	2020	2019
Deferred tax assets:
Allowance for customer advances	$3,790	$2,962
Accrued expenses	1,216	—
Accrued compensation	369	—
Lease liability	448	588
Research and development tax credit	457	62
Other	33	148

Total deferred tax assets	6,313	3,760

Deferred tax liabilities:
Property and equipment	(1,380)	(665)
Right of use asset	(415)	(557)
State taxes	(287)	(131)
Prepaid expenses	(164)	(70)

Total deferred tax liabilities	(2,246)	(1,423)

Total net deferred tax assets before valuation allowance	4,067	2,337
Less: valuation allowance	(4,126)	(2,374)

Total net deferred tax liabilties	$(59)	$(37)

The realization of deferred tax assets is dependent upon future sources of taxable income. Available positive and negative evidence is considered in making this determination. Due to a history of losses and uncertainty as to future taxable income, realization of the deferred tax assets is limited to the anticipated reversal of certain deferred tax liabilities. Management determined that there were insufficient federal and state deferred tax liabilities to offset all of the federal and state deferred tax assets at December 31, 2020 and 2019. Therefore, management believes it is more-likely-than-not
that the net federal and state deferred assets will not be fully realized and has recorded valuation allowances in the amounts of approximately $4.1 million and $2.4 million, as of December 31, 2020 and 2019, respectively.
A reconciliation of the Company’s gross unrecognized tax benefits as of December 31, 2020 and 2019 is as follows (dollars in thousands):

	2020	2019
Balance at beginning of year	$—	$—
Increases to prior positions	107	—
Decreases to prior positions	—	—
Increases for current year positions	7	—

Balance at end of year	$114	$—

As of December 31, 2020, the Company had $0.1 million of gross unrecognized tax benefits related to state income taxes. All of the unrecognized tax benefits as of December 31, 2020, would, if recognized, affect the effective tax rate. Although it is possible that the amount of unrecognized tax benefits with respect to the uncertain tax positions will increase or decrease in the next 12 months, the Company does not expect material changes.

The Company recognized $4 thousand of interest expense as a component of income tax expense during the year ended December 31, 2020. There were no interest or penalties recognized as a component of income tax expense for the year ended December 31, 2019. There was $4 thousand of income tax related accrued interest as of December 31, 2020 and no accrued interest or penalties as of December 31, 2019.
On March 27, 2020, the CARES Act was enacted and signed into law. The CARES Act contains certain income tax relief provisions, including a modification to the limitation of business interest expense for tax years beginning in 2019 and 2020. In addition, the CARES Act permits net operating loss (NOL) carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021, and allows NOLs incurred in 2018, 2019 and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes. The CARES Act also created a program of funding for small business, known as the Paycheck Protection Program (“PPP”). The Company has not had, nor does it anticipate, any material tax impacts from the CARES Act.
The Company is subject to examination by taxing authorities in the jurisdictions in which it files tax returns, including federal, California, and various other state jurisdictions. The federal statute of limitations remains open for the tax periods December 31, 2017 and thereafter. The California statute of limitations remains open for the tax periods December 31, 2016 and thereafter. The statute of limitations for the various other state jurisdictions remains open for the tax period December 31, 2019, the initial filing period in the other jurisdictions.